Summary of Assets and Liabilities Measured at Fair Value on Recurring and Non-Recurring Basis (Detail) - USD ($) $ in Thousands	Dec. 31, 2017		Dec. 31, 2016
Assets
Fixed income securities	$ 4,917,725		$ 4,872,174
Equity securities	194,533	[1]	218,078
Short-term investments	88,786		92,698
Other investments:
Free-standing derivatives	3,106		2,580
Separate account assets	293,836		290,798
Other assets	166,290		109,578
Total recurring basis assets			5,585,906
Non-recurring basis	0		0
Total assets at fair value	$ 5,664,276		$ 5,585,906
% of total assets at fair value	100.00%		100.00%
Contractholder funds:
Derivatives embedded in life and annuity contracts	$ (4,796)		$ (7,177)
Other liabilities:
Other liabilities: Free-standing derivatives	(1,256)		(760)
Total liabilities at fair value	$ (6,052)		$ (7,937)
% of total liabilities at fair value	100.00%		100.00%
U.S. government and agencies
Assets
Fixed income securities	$ 128,052		$ 141,564
Municipal
Assets
Fixed income securities	729,333		712,143
Corporate - public
Assets
Fixed income securities	2,572,535		2,483,049
Corporate - privately placed
Assets
Fixed income securities	1,223,196		1,235,174
Foreign government
Assets
Fixed income securities	179,765		192,854
Residential mortgage-backed securities ("RMBS")
Assets
Fixed income securities	21,955		35,611
Commercial mortgage-backed securities ("CMBS")
Assets
Fixed income securities	11,408		13,796
Asset Backed Securities - consumer and other
Assets
Fixed income securities	41,808		48,080
Redeemable preferred stock
Assets
Fixed income securities	9,673		9,903
Counterparty and cash collateral netting
Other investments:
Free-standing derivatives	(115)		(145)
Total recurring basis assets			(145)
Non-recurring basis	0		0
Total assets at fair value	(115)		(145)
Other liabilities:
Other liabilities: Free-standing derivatives	345		145
Total liabilities at fair value	$ 345		$ 145
% of total liabilities at fair value	(5.70%)		(1.80%)
Quoted prices in active markets for identical assets (Level 1)
Assets
Fixed income securities	$ 42,427		$ 14,008
Equity securities	186,446		211,521
Short-term investments	20,594		40,111
Other investments:
Separate account assets	293,836		290,798
Total recurring basis assets			556,438
Non-recurring basis	0		0
Total assets at fair value	$ 543,303		$ 556,438
% of total assets at fair value	9.60%		9.90%
Other liabilities:
Other liabilities: Free-standing derivatives			$ (1)
Total liabilities at fair value			(1)
Quoted prices in active markets for identical assets (Level 1) | U.S. government and agencies
Assets
Fixed income securities	$ 42,427		14,008
Significant other observable inputs (Level 2)
Assets
Fixed income securities	4,775,624		4,740,836
Equity securities	928		637
Short-term investments	68,192		52,587
Other investments:
Free-standing derivatives	2,885		2,414
Total recurring basis assets			4,796,474
Non-recurring basis	0		0
Total assets at fair value	$ 4,847,629		$ 4,796,474
% of total assets at fair value	85.60%		85.90%
Other liabilities:
Other liabilities: Free-standing derivatives	$ (1,601)		$ (904)
Total liabilities at fair value	$ (1,601)		$ (904)
% of total liabilities at fair value	26.50%		11.40%
Significant other observable inputs (Level 2) | U.S. government and agencies
Assets
Fixed income securities	$ 85,625		$ 127,556
Significant other observable inputs (Level 2) | Municipal
Assets
Fixed income securities	708,155		689,420
Significant other observable inputs (Level 2) | Corporate - public
Assets
Fixed income securities	2,565,223		2,478,958
Significant other observable inputs (Level 2) | Corporate - privately placed
Assets
Fixed income securities	1,167,218		1,159,461
Significant other observable inputs (Level 2) | Foreign government
Assets
Fixed income securities	179,765		192,854
Significant other observable inputs (Level 2) | Residential mortgage-backed securities ("RMBS")
Assets
Fixed income securities	21,955		35,611
Significant other observable inputs (Level 2) | Commercial mortgage-backed securities ("CMBS")
Assets
Fixed income securities	11,408		13,796
Significant other observable inputs (Level 2) | Asset Backed Securities - consumer and other
Assets
Fixed income securities	26,603		33,277
Significant other observable inputs (Level 2) | Redeemable preferred stock
Assets
Fixed income securities	9,672		9,903
Significant unobservable inputs (Level 3)
Assets
Fixed income securities	99,674		117,330
Equity securities	7,159		5,920
Other investments:
Free-standing derivatives	336		311
Other assets	166,290		109,578
Total recurring basis assets			233,139
Non-recurring basis	0		0
Total assets at fair value	$ 273,459		$ 233,139
% of total assets at fair value	4.80%		4.20%
Contractholder funds:
Derivatives embedded in life and annuity contracts	$ (4,796)		$ (7,177)
Other liabilities:
Total liabilities at fair value	$ (4,796)		$ (7,177)
% of total liabilities at fair value	79.20%		90.40%
Significant unobservable inputs (Level 3) | Municipal
Assets
Fixed income securities	$ 21,178		$ 22,723
Significant unobservable inputs (Level 3) | Corporate - public
Assets
Fixed income securities	7,312		4,091
Significant unobservable inputs (Level 3) | Corporate - privately placed
Assets
Fixed income securities	55,978		75,713
Significant unobservable inputs (Level 3) | Asset Backed Securities - consumer and other
Assets
Fixed income securities	15,205		$ 14,803
Significant unobservable inputs (Level 3) | Redeemable preferred stock
Assets
Fixed income securities	$ 1

[1]	Beginning January 1, 2018, due to the adoption of the new accounting standard for the recognition and measurement of financial assets and liabilities, equity securities will be measured at fair value with changes in fair value recognized in net income. The existing unrealized net capital gains and losses, after-tax, will be reclassified to retained income through a cumulative effect adjustment. See Note 2 for additional details on the new accounting standard.